Restricted Cash and Short-Term Deposits (Details) € in Millions, t in Millions	1 Months Ended	6 Months Ended
	May 31, 2021 USD ($) t	Jun. 30, 2024 USD ($) guarantee	Jun. 30, 2024 EUR (€) guarantee	Dec. 31, 2023 USD ($)	Oct. 31, 2019 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 93,930,000		$ 92,245,000
Less: Amounts included in current restricted cash and short-term deposits		(19,539,000)		(18,115,000)
Non-current restricted cash		74,391,000		74,130,000
Performance guarantee | LNG Croatia and NFE's fleet
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 12,404,000		12,083,000
Number of performance guarantees | guarantee		2	2
Performance guarantee | LNG Croatia and NFE's fleet | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 1,300,000	€ 9.7
Facility, term		10 years
Performance guarantee | LNG Croatia and NFE's fleet | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €			€ 9.1
VIE debt
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 17,590,000		18,085,000
Lease agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		999,000		1,081,000
GoFLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Credit facility available to project partner						$ 400,000,000
LNG production | t	3.6
Maximum borrowing capacity	$ 100,000,000
GoFLNG Hilli facility | Performance guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		60,988,000		60,996,000		$ 305,000,000
Gimi facility | Performance guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 1,949,000		$ 0
Gimi $700 million facility | Long-term debt
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument, face amount					$ 700,000,000